Note 8 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Long-term debt, gross		$ 85,207,220	$ 37,491,000
Less: Current portion		(12,541,840)	(5,212,000)
Long-term portion		72,665,380	32,279,000
Deferred charges, current portion		246,520	125,357
Deferred charges, long-term portion		477,595	237,848
Debt discount, current portion			216,402
Debt discount, long-term portion			324,603
Long-term bank loans, current portion net of deferred charges and debt discount		12,295,320	4,870,241
Long-term bank loans, long-term portion net of deferred charges and debt discount		72,187,785	31,716,549
Loan from related party, current		795,562	2,672,895
Euroseas Ltd [Member]
Loan from related party, current	[1]	5,000,000
Noumea Shipping Ltd [Member]
Long-term debt, gross	[2]		3,341,000
Gregos Shiping Ltd. [Member]
Long-term debt, gross	[3]		4,150,000
Deals With 11 Shipbuilders [Member]
Long-term debt, gross	[4]	37,650,000	30,000,000
Diamantis Shipowners Ltd. [Member]
Long-term debt, gross	[5]	3,507,220
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd. [Member]
Long-term debt, gross	[6]	12,050,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	[7]	$ 32,000,000

[1]	On September 30, 2019, Euroseas signed an agreement with Colby Trading Ltd., a company controlled by the Pittas family and affiliated with the Company's Chief Executive Officer, as further supplemented on December 20,2019 and March 30, 2020, to draw down a $2.5 million loan to finance the special survey and WBT system installation on M/V "Akinada Bridge". Interest on the loan is 8% per annum and is payable quarterly. Euroseas will repay the loan in four repayment instalments of a principal amount of $625,000 each. The first repayment instalment will be due on May 15, 2020 and the remaining three instalments will be paid on a quarterly basis thereafter and the loan will be paid in full by November 2020. Under certain circumstances, the Company can pay principal in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times. The first instalment of $312,500 payable on December 31, 2019 was waived by the lender and will be paid at the maturity of the loan. The Company paid $51,111 in interest for this loan for the fiscal year 2019. On November 1, 2019, Euroseas signed a second agreement with Colby Trading Ltd. to draw another $2.5 million loan to finance working capital needs. Interest on the loan is 8% per annum and is payable quarterly. There are no principal repayments until December 31, 2020, when the loan matures. Under certain circumstances, the Company can pay principal in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times. The Company paid $33,333 in interest for this loan for the fiscal year 2019.
[2]	On December 22, 2016, the supplemental agreement between Credit Agricole and Noumea Shipping Ltd., owner of M/V "Evridiki G" was signed in order to refinance the final quarterly instalment of $720,000 and the balloon payment of $6,360,000 originally due in December 2016. The borrower and the lender agreed to amend the repayment profile in respect of the loan of which $7,080,000 remained outstanding as of the date of the supplemental agreement and to extend the final maturity date to January 2018. The loan will be repaid with three repayments of $720,000 each, due in December 2016, in July 2017 and in January 2018 together with the balloon payment of $4,920,000 due in January 2018. On February 27, 2018, the Company signed and drew a term loan facility of $4,250,000 with Credit Agricole in order to partly refinance the existing indebtedness of M/V "Evridiki G" with the bank. The loan was payable in thirteen consecutive quarterly instalments of $303,000 each and a final instalment in the amount of $311,000. The margin of the loan was 3.00% above LIBOR. The loan was secured with the following: (i) first priority mortgages over M/V “Evridiki G” and collateral vessel (M/V "EM Astoria"), (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Company completed the refinancing of the specific loan using its revolving loan facility with Eurobank Ergasias S.A., as explained in note (c) below.
[3]	On June 15, 2017, the Company signed a term loan facility with Credit Agricole and on June 19, 2017 a loan of $4,750,000 was drawn by Gregos Shipping Ltd. to partly finance the acquisition of M/V "EM Astoria". The loan was payable in twenty or sixteen consecutive equal quarterly installments of $100,000 plus a balloon amount of $2,750,000 or $3,150,000. The margin of the loan was 2.65% above LIBOR. The loan was secured with (i) first priority mortgage over M/V "EM Astoria", (ii) first assignment of earnings and insurance of M/V "EM Astoria", (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to remaining loans of the Company. The Company paid a loan arrangement fee of $50,000 in 2017 for this loan. The Company had also entered into a profit sharing agreement with Credit Agricole whereby it would share with the bank, 35% of the excess of the fair market value of the vessel over the outstanding loan when the vessel was sold or when the loan matured. As a result of the lender's entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company recognized a participation liability of an amount of $1,067,500 as of December 31, 2018, presented in "Vessel profit participation liability" in the consolidated balance sheets, with a corresponding debit to a debt discount account, presented contra to the loan balance. In addition, 35% of the cash flow after debt service would be set aside and be used to repay the balloon payment with any excess funds to be paid to the bank. The Company completed the refinancing of the specific loan in June 2019 using its revolving loan facility with Eurobank Ergasias S.A., as explained in note (c) below, with the final participation liability paid amounting to $950,000 included in the "Repayment of long-term bank loans and vessel profit participation liability" in the consolidated statement of cash flows. The portion of debt discount remaining unamortized at the time of the refinancing was written-off and presented as "Loss on debt extinguishment" in the consolidated statement of operations, partly offset by the lower amount of $950,000 at which the vessel profit participation liability was finally settled as described above.
[4]	On November 21, 2018, the Company signed a reducing revolving credit facility with Eurobank Ergasias S.A (the "Lender") for an amount of up to $45,000,000. A loan of $30,000,000 was drawn on November 21, 2018 by Alterwall Business Inc., Allendale Investments S.A., Manolis Shipping Ltd., Joanna Maritime Ltd., Jonathan John Shipping Ltd., Athens Shipping Ltd., Oinousses Navigation Ltd., Corfu Navigation Ltd. and Bridge Shipping Ltd. to fully refinance all of the Company’s existing facilities with this bank and provide working capital. The revolving tranche will be available for a period of 18 months from signing of the loan agreement for the purpose of partly financing new vessel acquisitions or providing working capital and can be renewed subject to the bank's approval and a fee to be determined. The loan is payable in 12 equal consecutive quarterly principal installments of $900,000 and the balance will be repaid through balloon payment of $19,200,000 together with the last principal installment in November 2021. Each quarterly principal instalment paid is added to the revolving tranche and may be redrawn. The interest rate margin is 3.90% over LIBOR, reduced from 4.40% as described below. The loan is secured with (i) first priority mortgages over M/V "Ninos”, M/V “Kuo Hsiung", M/V "Aegean Express", M/V "Manolis P." M/V "Joanna", M/V "EM Athens", M/V "EM Oinousses", M/V "EM Corfu" and M/V "Akinada Bridge", (ii) first assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company has the option (at the Lender’s absolute discretion) to substitute a mortgaged vessel by notifying the Lender in writing at least one (1) month prior to the intended substitution date, provided that: a) the substitute vessel is of a similar type, of the same or younger age, having the same or enhanced characteristics (including, without limitation, deadweight, lightweight, shipyard pedigree and technical specifications) and will be 100% owned by a shipowning company, incorporated in a jurisdiction acceptable to the Lender and owned by a ship owning company owned by the Company (directly or indirectly) and b) the new shipowning company provides a first preferred mortgage over the new vessel and a corporate guarantee in favor of the Lender and executes any other security documentation as may be requested by the Lender at its discretion. The Company paid loan arrangement fees of $300,000 within 2018 for this tranche. On May 30, 2019, the Lender made available to the Company two new ship-related (M/V "EM Astoria" and M/V "Evridiki G") advances totaling $12.0 million or 55% of the aggregate market value of the two aforementioned vessels, with a simultaneous reduction of the margin of the loan, from 4.40% to 3.90% per annum. The borrower also agreed, during the remaining facility period, to reduce the amount held as cash collateral from $5.0 million to $1.0 million and release the balance in favor of the borrower. The loan was used to refinance the existing facilities of Noumea Shipping Ltd. and Gregos Shiping Ltd. and to provide working capital. The loan is payable in 16 equal consecutive quarterly principal installments of $375,000 and the balance will be repaid through a balloon payment of $6,000,000 together with the last principal installment in May 2023. The loan is secured with (i) first priority mortgages over M/V "Evridiki G" and M/V "EM Astoria", (ii) first assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid a loan arrangement fee of $32,000 within 2019 for this tranche. The security cover ratio covenant for the facility is set to 140%. The remaining $7,350,000 of the revolving facility, after including principal repayments up to December 31, 2019, remains available to the company in order to finance up to 55% of the market value of post 2001-built ships. The new tranches will be repaid through sixteen quarterly principal instalments with the amount of each such instalment being equal to such amount so that the balloon amount to be equal to 50% of the initially drawn relevant tranche. The undrawn amounts available under the revolving facility pay an annual commitment of 0.40% and any amount drawn will pay a 1% underwriting fee.
[5]	On July 29, 2019, the Company signed a term loan facility with Piraeus Bank S.A. for an amount not exceeding the lesser between $4,000,000 and 90% of the scrap value pf M/V "Diamantis P". On July 31, 2019, a loan of $3,667,680 was drawn by Diamantis Shipping Ltd. to partly finance the acquisition of M/V "Diamantis P". The loan is payable in twelve equal consecutive quarterly instalments of $160,460 plus a balloon amount of $1,742,160 paid together with the last instalment in July 2022. The margin of the loan is 3.50% over LIBOR. The loan is secured with (i) first priority mortgage over M/V "Diamantis P", (ii) first assignment of earnings and insurance of M/V "Diamantis P", (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to remaining loans of the Company. The Company paid a loan arrangement fee of $32,000 within 2019 for this loan. The security cover ratio covenant for the facility is set to 110% until the first anniversary of the drawdown date and 120% thereafter.
[6]	On July 30, 2019, the Company signed a term loan facility with HSBC Bank plc. for an amount of $12,500,000. The loan was used to partly finance the acquisition of M/V "EM Hydra", M/V "EM Kea" and M/V "EM Spetses". The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on August 8, 2019.The loan is payable in fourteen consecutive equal quarterly installments of $450,000 and a balloon payment of $6,200,000 paid with the last instalment in February 2023. The loan bears interest at LIBOR plus a margin of 2.95%. The loan is secured with (i) first priority mortgages over M/V "EM Hydra", M/V "EM Kea" and M/V "EM Spetses" (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $62,500 within 2019 for this loan. The security cover ratio covenant for the facility is set to 130%.
[7]	On November 8, 2019, the Company signed a term loan facility with Piraeus Bank S.A. for an amount of $32,000,000. The loan was used to partly finance the acquisition of M/V "Synergy Antwerp", M/V "Synergy Busan", M/V “Synergy Keelung” and M/V "Synergy Oakland". The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on November 18, 2019. The loan is payable in three consecutive equal quarterly instalments of $1,400,000 followed by thirteen consecutive equal quarterly instalments of $800,000 and a balloon payment of $17,400,000 paid with the last instalment. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with (i) first priority mortgages over M/V "Synergy Antwerp", M/V "Synergy Busan", M/V "Synergy Keelung" and M/V "Synergy Oakland" (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $352,000 within 2019 for this loan. The security cover ratio covenant for the facility is set to 125%.